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                [SWIDLER BERLIN SHEREFF FRIEDMAN, LLP LETTERHEAD]




                                                                February 3, 1999



VIA ELECTRONIC FILING
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:      Anchor Pathway Fund
                           Post-Effective Amendment No. 16 to the
                           Registration Statement on Form N-1A
                           (Securities Act File No. 33-14227)
                           Investment Company Act File No. 811-5157)

Ladies and Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Anchor Pathway Fund (the "Fund") hereby certifies that:

1. The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

2. The text of Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 29, 1999.

                                             Very truly yours,

                                             /s/ Steven S. Drachman
                                             Steven S. Drachman